Segment Reporting - Narrative (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) subsidiary	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment subsidiary	Sep. 30, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Equity income (note 14 and 6b) | $	$ 38,365	$ 24,392	$ 103,633	$ 62,048
Publicly traded subsidiaries
Segment Reporting Information [Line Items]
Number of Subsidiaries | subsidiary	2		2